UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/07

     The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Premier Core Value Fund
Dreyfus Premier Limited Term High Yield Fund
Dreyfus Premier Managed Income Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Core Value Fund
March 31, 2007 (Unaudited)

Common Stocks--100.1%	Shares	Value ($)

Banking--10.0%
Bank of America	379,736	19,374,131
Citigroup	512,313	26,302,149
SunTrust Banks	38,020	3,157,181
U.S. Bancorp	186,360	6,517,009
Wachovia	205,810	11,329,841
		66,680,311
Consumer Discretionary--7.6%
Best Buy	68,630	3,343,654
Comcast, Cl. A	118,020 a	3,062,619
Federated Department Stores	71,400	3,216,570
Gap	167,980	2,890,936
Johnson Controls	49,240	4,659,089
Lowe's Cos.	109,470	3,447,210
McDonald's	140,970	6,350,698
News, Cl. A	290,690	6,720,753
Omnicom Group	48,120	4,926,526
Time Warner	287,150	5,662,598
TJX Cos.	143,610	3,871,726
Toll Brothers	95,110 a	2,604,112
		50,756,491
Consumer Staples--10.8%
Altria Group	214,060	18,796,609
Cadbury Schweppes, ADR	75,390	3,872,784
Clorox	50,690	3,228,446
Coca-Cola Enterprises	163,710	3,315,127
Colgate-Palmolive	48,877	3,264,495
CVS	100,640	3,435,850
Dean Foods	146,090	6,828,247
Kraft Foods, Cl. A	95,640	3,027,962
Procter & Gamble	277,700	17,539,532
SUPERVALU	132,760	5,186,933
Wal-Mart Stores	68,050	3,194,948
		71,690,933
Energy--13.8%
Anadarko Petroleum	72,100	3,098,858
Chesapeake Energy	117,490	3,628,091
Chevron	208,560	15,425,098
ConocoPhillips	103,540	7,076,959
Devon Energy	46,800	3,239,496
EOG Resources	91,660	6,539,024
Exxon Mobil	341,952	25,800,278
Hess	85,440	4,739,357
Marathon Oil	55,570	5,491,983
Occidental Petroleum	107,760	5,313,646
Valero Energy	103,120	6,650,209

XTO Energy	87,000	4,768,470
		91,771,469
Financial--21.9%
Ambac Financial Group	36,650	3,166,193
American International Group	176,983	11,896,797
AON	87,870	3,335,545
Capital One Financial	110,610	8,346,631
Chubb	110,130	5,690,417
CIT Group	63,760	3,374,179
Countrywide Financial	92,340	3,106,318
Equity Residential	44,000	2,122,120
Franklin Resources	40,160	4,852,533
Freddie Mac	123,290	7,334,522
Genworth Financial, Cl. A	191,345	6,685,594
Goldman Sachs Group	18,820	3,888,777
JPMorgan Chase & Co.	338,050	16,354,859
Lincoln National	103,450	7,012,875
Merrill Lynch & Co.	149,770	12,231,716
MetLife	109,930	6,942,079
MGIC Investment	51,570	3,038,504
Morgan Stanley	93,620	7,373,511
PMI Group	100,880	4,561,794
PNC Financial Services Group	46,860	3,372,514
Prudential Financial	54,980	4,962,495
Regions Financial	89,630	3,170,213
Washington Mutual	82,260	3,321,659
Wells Fargo & Co.	283,850	9,772,955
		145,914,800
Health Care--8.6%
Abbott Laboratories	190,940	10,654,452
Amgen	54,130 a	3,024,784
Baxter International	123,630	6,511,592
Bristol-Myers Squibb	98,530	2,735,193
Merck & Co.	154,310	6,815,873
Pfizer	253,050	6,392,043
Sanofi-Aventis, ADR	90,470	3,936,350
Thermo Fisher Scientific	71,190 a	3,328,132
WellPoint	69,850 a	5,664,835
Wyeth	166,510	8,330,495
		57,393,749
Industrial--6.6%
Eaton	52,370	4,376,037
General Electric	625,060	22,102,122
Honeywell International	68,960	3,176,298
Lockheed Martin	39,390	3,821,618
Tyco International	212,190	6,694,594
Union Pacific	35,040	3,558,312
		43,728,981
Information Technology--6.6%
Accenture, Cl. A	221,090	8,520,809
Automatic Data Processing	91,950	4,450,380
Cisco Systems	237,450 a	6,062,099

Hewlett-Packard	264,950	10,635,093
International Business Machines	38,220	3,602,617
Microsoft	115,430	3,217,034
NCR	90,190 a	4,308,376
Sun Microsystems	523,730 a	3,147,617
		43,944,025
Materials--2.0%
Air Products & Chemicals	45,220	3,341,306
Allegheny Technologies	23,390	2,495,479
Dow Chemical	90,090	4,131,527
E.I. du Pont de Nemours & Co.	68,175	3,369,890
		13,338,202
Telecommunications--6.8%
Alltel	43,905	2,722,110
AT & T	768,635	30,307,278
Sprint Nextel	121,050	2,295,108
Verizon Communications	270,740	10,266,461
		45,590,957
Utilities--5.4%
Constellation Energy Group	69,750	6,064,763
Edison International	66,220	3,253,389
Entergy	49,010	5,142,129
Exelon	98,295	6,753,849
Mirant	114,740 a	4,642,380
NRG Energy	69,850 a	5,031,994
Questar	56,780	5,065,344
		35,953,848
Total Common Stocks
(cost $552,205,520)		666,763,766

Other Investment--.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $805,000)	805,000 [b]	805,000
Total Investments (cost $553,010,520)	100.2%	667,568,766
Liabilities, Less Cash and Receivables	(.2%)	(1,160,727)
Net Assets	100.0%	666,408,039
ADR - American Depository Receipts

a Non-income producing security.
b Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Limited Term High Yield Fund
March 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--92.5%	Rate (%)	Date	Amount ($)	Value ($)

Advertising--.7%
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	750,000	735,000
Lamar Media,
Sr. Unscd. Notes	6.63	8/15/15	1,725,000	1,690,500
				2,425,500
Aerospace & Defense--1.1%
DRS Technologies,
Gtd. Notes	6.88	11/1/13	524,000	531,860
Esterline Technologies,
Sr. Notes	6.63	3/1/17	1,375,000 a	1,388,750
L-3 Communications,
Gtd. Bonds	3.00	8/1/35	550,000	589,875
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	1,410,000	1,404,712
				3,915,197
Agricultural--.3%
Alliance One International,
Gtd. Notes	11.00	5/15/12	800,000	884,000
Airlines--.3%
United AirLines,
Pass-Through Ctfs., Ser. 00-2	7.81	4/1/11	981,877	1,122,408
Asset-Backed Ctfs./Home Equity Loans--.0%
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M7	7.20	9/25/37	180,000	168,892
Automobile Manufacturers--1.8%
Ford Motor,
Debs.	6.50	8/1/18	1,355,000 b	1,087,388
Ford Motor,
Unscd. Notes	7.45	7/16/31	3,315,000 b	2,581,556
General Motors,
Notes	7.20	1/15/11	2,615,000	2,490,788
				6,159,732
Automotive, Trucks & Parts--2.6%
American Axle and Manufacturing,
Gtd. Notes	7.88	3/1/17	1,705,000 b	1,709,262
Goodyear Tire & Rubber,
Sr. Notes	8.63	12/1/11	500,000 a,b	540,000
Goodyear Tire & Rubber,
Sr. Notes	9.00	7/1/15	1,715,000	1,890,788
Goodyear Tire & Rubber,
Sr. Notes	9.14	12/1/09	500,000 a,c	504,375
Tenneco Automotive,
Gtd. Notes	8.63	11/15/14	1,070,000 b	1,120,825

Tenneco,
Scd. Notes, Ser. B	10.25	7/15/13	1,200,000	1,314,000
United Components,
Sr. Sub. Notes	9.38	6/15/13	1,613,000	1,677,520
				8,756,770
Building & Construction--1.4%
Goodman Global Holdings,
Gtd. Notes	7.88	12/15/12	524,000 b	529,240
Goodman Global Holdings,
Gtd. Notes, Ser. B	8.36	6/15/12	1,159,000 c	1,170,590
KB Home,
Gtd. Notes	5.75	2/1/14	1,645,000	1,478,745
Nortek,
Sr. Sub. Notes	8.50	9/1/14	1,573,000	1,537,607
				4,716,182
Cable & Media--.7%
CCH I Holdings,
Gtd. Notes	9.92	4/1/14	2,700,000 b	2,416,500
Chemicals--3.0%
Airgas,
Gtd. Notes	6.25	7/15/14	1,100,000	1,094,500
CPG International I,
Sr. Unscd. Notes	10.50	7/1/13	975,000	1,028,625
Huntsman,
Gtd. Notes	11.63	10/15/10	362,000	394,127
Ineos Group Holdings,
Sr. Sub. Notes	8.50	2/15/16	2,550,000 a,b	2,454,375
Lyondell Chemical,
Gtd. Notes	8.00	9/15/14	1,250,000	1,315,625
MacDermid,
Sr. Sub. Notes	9.50	4/15/17	115,000 a	118,450
Nalco,
Sr. Sub. Notes	8.88	11/15/13	2,653,000 b	2,832,077
Rockwood Specialties Group,
Gtd. Notes	10.63	5/15/11	1,098,000	1,163,880
				10,401,659
Coal--.2%
Peabody Energy,
Gtd. Notes, Ser. B	6.88	3/15/13	805,000	823,113
Commercial & Professional Services--2.5%
Aramark,
Sr. Notes	8.50	2/1/15	850,000 a	888,250
Aramark,
Sr. Notes	8.86	2/1/15	490,000 a,c	505,925
Corrections Corp. of America,
Gtd. Notes	6.25	3/15/13	1,710,000	1,718,550
Education Management/Finance,
Gtd. Notes	8.75	6/1/14	625,000	660,937
Education Management/Finance,
Gtd. Notes	10.25	6/1/16	1,310,000	1,427,900
Hertz,
Gtd. Notes	8.88	1/1/14	950,000	1,028,375

Hertz,
Gtd. Notes		10.50	1/1/16	430,000	492,350
Williams Scotsman,
Gtd. Notes		8.50	10/1/15	1,825,000	1,920,812
					8,643,099
Commercial Mortgage Pass-Through Ctfs.--.3%
Global Signal Trust,
Ser. 2006-1, Cl. F		7.04	2/15/36	1,080,000 a	1,092,129
Consumer Products--.8%
Playtex Products,
Gtd. Notes		9.38	6/1/11	2,546,000 b	2,644,657
Containers-Paper--.3%
Stone Container,
Sr. Notes		8.00	3/15/17	1,000,000 a	982,500
Diversified Financial Services--9.8%
BCP Crystal U.S. Holdings,
Sr. Sub. Notes		9.63	6/15/14	2,438,000	2,781,563
CCM Merger,
Notes		8.00	8/1/13	630,000 a,b	636,300
Chevy Chase Bank,
Sub. Notes		6.88	12/1/13	2,970,000	3,133,350
Consolidated Communications
Illinois/Texas Holdings, Sr.
Notes		9.75	4/1/12	761,000	809,514
E*TRADE FINANCIAL,
Sr. Unscd. Notes		8.00	6/15/11	320,000	338,400
FCE Bank,
Notes	EUR	4.91	9/30/09	2,825,000 c,d	3,686,270
Ford Motor Credit,
Notes		5.63	10/1/08	945,000	926,347
Ford Motor Credit,
Sr. Unscd. Notes		8.00	12/15/16	1,820,000	1,754,169
Ford Motor Credit,
Sr. Unscd. Notes		8.63	11/1/10	1,135,000 b	1,159,172
Ford Motor Credit,
Sr. Unscd. Notes		9.75	9/15/10	368,000 a	387,912
General Motors Acceptance
International Finance, Gtd.
Notes	EUR	4.38	10/31/07	1,800,000 d	2,397,056
GMAC,
Sr. Unsub. Notes	EUR	5.38	6/6/11	1,000,000 d	1,312,233
GMAC,
Notes		6.13	1/22/08	1,375,000 b	1,373,621
GMAC,
Unsub. Notes		7.75	1/19/10	3,665,000	3,764,175
Idearc,
Sr. Notes		8.00	11/15/16	2,545,000 a	2,630,894
K & F Acquisition,
Gtd. Notes		7.75	11/15/14	645,000	688,537
Kansas City Southern Railway,
Gtd. Notes		7.50	6/15/09	600,000	616,500
Nell,

Gtd. Notes	8.38	8/15/15	1,975,000 a	2,068,812
Residential Capital,
Gtd. Notes	6.88	6/30/15	825,000 b	833,652
Stena,
Sr. Notes	7.50	11/1/13	1,001,000	1,021,020
UCI Holdco,
Sr. Notes	12.35	12/15/13	823,356 a,c	821,298
				33,140,795
Diversified Metals & Mining--2.1%
Consol Energy,
Gtd. Notes	7.88	3/1/12	1,578,000	1,688,460
CSN Islands IX,
Gtd. Notes	10.50	1/15/15	1,577,000 a,c	1,868,745
Freeport-McMoran C&G,
Sr. Unscd. Notes	8.25	4/1/15	2,300,000	2,481,125
Freeport-McMoRan Copper & Gold,
Sr. Notes	6.88	2/1/14	500,000	515,625
Gibraltar Industries,
Gtd. Notes, Ser. B	8.00	12/1/15	670,000 c	680,050
				7,234,005
Electric Utilities--5.5%
AES,
Sr. Unsub. Notes	8.88	2/15/11	1,000,000	1,080,000
AES,
Sr. Notes	9.38	9/15/10	1,000,000	1,092,500
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	1,185,000 b	1,229,438
Mirant Americas Generation,
Sr. Unscd. Notes	8.30	5/1/11	1,625,000	1,673,750
Mirant North America,
Gtd. Notes	7.38	12/31/13	3,915,000	4,032,450
Nevada Power,
Mortgage Notes, Ser. A	8.25	6/1/11	1,321,000	1,459,206
NRG Energy,
Gtd. Notes	7.25	2/1/14	1,050,000	1,078,875
NRG Energy,
Gtd. Notes	7.38	1/15/17	565,000	581,244
Reliant Energy,
Scd. Notes	9.25	7/15/10	2,548,000	2,697,695
Reliant Energy,
Scd. Notes	9.50	7/15/13	1,800,000	1,968,750
Sierra Pacific Resources,
Sr. Unscd. Notes	8.63	3/15/14	1,910,000 b	2,075,654
				18,969,562
Environmental Control--1.8%
Allied Waste North America,
Gtd. Notes	6.88	6/1/17	5,000,000 b	5,037,500
Allied Waste North America,
Gtd. Notes, Ser. B	9.25	9/1/12	703,000	745,180
WCA Waste,
Gtd. Notes	9.25	6/15/14	525,000	560,438
				6,343,118

Food & Beverages--2.4%
Dean Foods,
Gtd. Notes		7.00	6/1/16	750,000	756,563
Del Monte,
Sr. Sub. Notes		8.63	12/15/12	1,031,000 c	1,077,395
Dole Food,
Sr. Notes		8.63	5/1/09	768,000 c	769,920
Dole Food,
Debs.		8.75	7/15/13	780,000 b,c	754,650
Dole Food,
Gtd. Notes		8.88	3/15/11	555,000 b	550,837
Smithfield Foods,
Sr. Unscd. Notes		7.00	8/1/11	700,000	713,125
Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	2,970,000	3,073,950
Stater Brothers Holdings,
Sr. Notes		8.85	6/15/10	650,000 c	663,000
					8,359,440
Foreign/Governmental--.8%
Federal Republic of Brazil,
Unscd. Bonds	BRL	12.50	1/5/16	4,850,000 b,d	2,697,314
Health Care--4.2%
DaVita,
Gtd. Notes		7.25	3/15/15	1,150,000 b	1,168,687
HCA,
Sr. Unscd. Notes		6.95	5/1/12	1,700,000 b	1,644,750
HCA,
Sr. Unscd. Notes		8.75	9/1/10	1,860,000	1,955,325
HCA,
Scd. Notes		9.13	11/15/14	350,000 a	374,937
HCA,
Scd. Notes		9.25	11/15/16	1,300,000 a	1,405,625
Psychiatric Solutions,
Gtd. Notes		7.75	7/15/15	1,650,000	1,683,000
Tenet Healthcare,
Sr. Notes		9.88	7/1/14	2,502,000	2,539,530
Triad Hospitals,
Sr. Sub. Notes		7.00	11/15/13	3,340,000	3,502,825
					14,274,679
Lodging & Entertainment--9.3%
AMC Entertainment,
Sr. Sub. Notes		8.00	3/1/14	1,600,000	1,636,000
Cinemark,
Sr. Discount Notes		9.75	3/15/14	3,250,000 e	2,990,000
Gaylord Entertainment,
Gtd. Notes		6.75	11/15/14	1,425,000	1,394,719
Gaylord Entertainment,
Gtd. Notes		8.00	11/15/13	600,000	617,250
Isle of Capri Casinos,
Gtd. Notes		9.00	3/15/12	1,050,000	1,099,875
Leslie's Poolmart,
Sr. Notes		7.75	2/1/13	1,675,000	1,700,125

Mandalay Resort Group,
Sr. Unscd. Notes	6.50	7/31/09	1,651,000	1,677,829
Marquee Holdings,
Sr. Discount Notes	12.00	8/15/14	610,000 b,e	538,325
MGM Mirage,
Gtd. Notes	8.38	2/1/11	470,000	497,025
MGM Mirage,
Gtd. Notes	8.50	9/15/10	1,518,000	1,629,952
Mohegan Tribal Gaming Authority,
Sr. Unscd. Notes	6.13	2/15/13	1,400,000	1,386,000
Mohegan Tribal Gaming Authority,
Gtd. Notes	6.38	7/15/09	2,048,000 b	2,048,000
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	2,825,000 a	3,128,687
Resorts International Hotel &
Casino, First Mortgage Notes	11.50	3/15/09	490,000	521,850
Scientific Games,
Gtd. Notes	6.25	12/15/12	1,940,000	1,910,900
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	1,200,000	1,213,500
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	1,875,000	1,870,313
Station Casinos,
Sr. Sub. Notes	6.50	2/1/14	500,000 b	462,500
Vail Resorts,
Sr. Sub. Notes	6.75	2/15/14	1,500,000	1,511,250
Wimar OpCo,
Sr. Sub. Notes	9.63	12/15/14	3,800,000 a	3,833,250
				31,667,350
Machinery--2.5%
Case,
Notes	7.25	1/15/16	2,500,000	2,625,000
Columbus McKinnon,
Sr. Sub. Notes	8.88	11/1/13	605,000 b	644,325
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	2,715,000 a	2,538,525
Terex,
Gtd. Notes	7.38	1/15/14	2,725,000	2,820,375
				8,628,225
Manufacturing--1.7%
Bombardier,
Notes	6.30	5/1/14	1,000,000 a	955,000
Bombardier,
Sr. Uscd. Notes	8.00	11/15/14	500,000 a,b	520,000
J.B. Poindexter & Co.,
Gtd. Notes	8.75	3/15/14	1,025,000 b	960,938
Polypore International,
Sr. Discount Notes	10.50	10/1/12	2,435,000 b,e	2,288,900
RBS Global & Rexnord,
Gtd. Notes	9.50	8/1/14	275,000 b	287,375
RBS Global/Rexnord,
Gtd. Notes	11.75	8/1/16	825,000 b	889,969

				5,902,182
Media--3.8%
Adelphia Escrow,
Notes	7.75	1/15/09	1,921,000 f	648,338
CSC Holdings,
Sr. Notes, Ser. B	7.63	4/1/11	2,000,000	2,060,000
CSC Holdings,
Sr. Notes, Ser. B	8.13	7/15/09	750,000 b	780,000
Dex Media East/Finance,
Gtd. Notes	12.13	11/15/12	2,323,000 b	2,546,589
Dex Media West/Finance,
Gtd. Notes, Ser. B	9.88	8/15/13	2,879,000	3,156,104
Kabel Deutschland,
Gtd. Notes	10.63	7/1/14	1,570,000	1,758,400
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	956,000 e	929,710
Nexstar Finance,
Gtd. Notes	7.00	1/15/14	915,000	882,975
Pegasus Communications,
Sr. Notes, Ser. B	12.50	8/1/07	1,834,923 f	137,619
Radio One,
Gtd. Notes, Ser. B	8.88	7/1/11	250,000	259,063
				13,158,798
Oil & Gas--7.9%
Chesapeake Energy,
Gtd. Notes	7.00	8/15/14	750,000	776,250
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	775,000	815,687
Chesapeake Energy,
Gtd. Notes	7.63	7/15/13	325,000	346,938
Colorado Interstate Gas,
Sr. Unscd. Notes	5.95	3/15/15	540,000	546,072
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	2,770,000	2,894,650
El Paso Production Holding,
Gtd. Notes	7.75	6/1/13	2,040,000	2,142,000
El Paso,
Sr. Notes	7.75	6/15/10	2,731,000	2,922,170
Hanover Compressor,
Gtd. Notes	8.63	12/15/10	1,000,000	1,055,000
Hanover Compressor,
Sr. Unscd. Notes	9.00	6/1/14	1,632,000	1,774,800
Hanover Equipment Trust,
Gtd. Notes, Ser. A	8.50	9/1/08	2,745,000 b,c	2,772,450
Hanover Equipment Trust,
Scd. Notes, Ser. B	8.75	9/1/11	15,000 b,c	15,675
McMoRan Exploration,
Sr. Notes	5.25	10/6/11	1,036,000 a	1,105,930
Northwest Pipeline,
Gtd. Notes	8.13	3/1/10	2,575,000	2,692,497
Whiting Petroleum,
Gtd. Notes	7.25	5/1/13	2,000,000 b	1,975,000

Williams Cos.,
Sr. Unscd. Notes	7.13	9/1/11	250,000	263,125
Williams Cos.,
Notes	7.36	10/1/10	2,375,000 a,b,c	2,467,031
Williams Cos.,
Sr. Notes	7.63	7/15/19	975,000	1,065,187
Williams Cos.,
Sr. Unscd. Notes	7.88	9/1/21	1,170,000	1,292,850
				26,923,312
Packaging & Containers--6.0%
Berry Plastics Holding,
Scd. Notes	8.88	9/15/14	1,125,000	1,155,937
Berry Plastics Holding,
Scd. Notes	9.23	9/15/14	180,000 c	185,400
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	3,715,000	3,840,381
Crown Americas/Capital,
Gtd. Notes	7.75	11/15/15	3,835,000	4,007,575
Norampac,
Gtd. Notes	6.75	6/1/13	2,005,000 b	1,992,469
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	519,000	516,405
Owens Brockway Glass Container,
Gtd. Notes	7.75	5/15/11	1,025,000 b	1,063,437
Owens Brockway Glass Container,
Gtd. Notes	8.25	5/15/13	515,000	539,462
Owens Brockway Glass Container,
Gtd. Notes	8.75	11/15/12	1,156,000	1,222,470
Owens Brockway Glass Container,
Gtd. Notes	8.88	2/15/09	822,000	842,550
Owens-Illinois,
Debs.	7.80	5/15/18	2,000,000	2,055,000
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	2,200,000 a,b	2,343,000
Solo Cup,
Gtd. Notes	8.50	2/15/14	500,000 b	428,125
				20,192,211
Paper & Forest Products--1.2%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	3,410,000 a	3,444,100
Georgia-Pacific,
Sr. Uscd. Notes	8.00	1/15/24	725,000	732,250
				4,176,350
Property & Casualty Insurance--1.1%
Allmerica Financial,
Debs.	7.63	10/15/25	1,500,000 b	1,618,413
Leucadia National,
Sr. Notes	7.13	3/15/17	2,315,000 a	2,312,106
				3,930,519
Real Estate Investment Trusts--1.2%
B.F. Saul REIT,
Scd. Notes	7.50	3/1/14	1,525,000	1,555,500

Host Marriott,
Gtd. Notes, Ser. M	7.00	8/15/12	2,500,000	2,559,375
				4,114,875
Residential Mortgage Pass-Through Ctfs.--.0%
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M8	7.20	9/25/37	90,000	74,790
Retail--1.3%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	1,245,000	1,263,675
Central European Distribution,
Gtd. Bonds EUR	8.00	7/25/12	562,500 a,d	816,950
Neiman-Marcus Group,
Gtd. Notes	9.00	10/15/15	365,000	401,500
Rite Aid,
Unscd. Notes	8.13	5/1/10	1,180,000	1,218,350
VICORP Restaurants,
Gtd. Notes	10.50	4/15/11	955,000 b	871,437
				4,571,912
State/Territory Gen Oblg--1.2%
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	700,000	703,514
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	1,475,000	1,545,461
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	2,025,000	2,018,743
				4,267,718
Technology--1.9%
Freescale Semiconductor,
Sr. Notes	8.88	12/15/14	2,785,000 a	2,802,406
Freescale Semiconductor,
Sr. Sub. Notes	10.13	12/15/16	805,000 a,b	811,037
NXP/Funding,
Scd. Bonds	7.88	10/15/14	1,320,000 a	1,369,500
NXP/Funding,
Scd. Notes	8.11	10/15/13	325,000 a,c	335,969
Sensata Technologies,
Gtd. Notes EUR	9.00	5/1/16	475,000 d	683,759
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	350,000 b	383,688
				6,386,359
Telecommunications--9.2%
American Tower,
Sr. Notes	7.13	10/15/12	1,561,000	1,615,635
Cricket Communications I,
Sr. Notes	9.38	11/1/14	960,000 a	1,022,400
Digicel Group,
Sr. Notes	9.13	1/15/15	850,000 a	816,000
Intelsat Bermuda,

Sr. Uscd. Notes	11.25	6/15/16	2,200,000 a	2,508,000
Intelsat Subsidiary Holding,
Sr. Notes	8.25	1/15/13	1,610,000 c	1,686,475
Level 3 Financing,
Sr. Notes	9.15	2/15/15	1,150,000 a,c	1,164,375
Level 3 Financing,
Sr. Notes	9.25	11/1/14	1,000,000 a	1,032,500
Metropcs Wireless,
Sr. Notes	9.25	11/1/14	870,000 a	924,375
Nextel Communications,
Gtd. Notes, Ser. D	7.38	8/1/15	2,000,000	2,070,500
Nordic Telephone Holdings,
Scd. Notes EUR	8.25	5/1/16	1,175,000 a,d	1,714,365
Nordic Telephone Holdings,
Scd. Bonds	8.88	5/1/16	300,000 a	322,500
PanAmSat,
Gtd. Notes	9.00	6/15/16	275,000 a	304,219
Pegasus Satellite Communications,
Sr. Notes	12.38	8/1/08	408,020 f	30,601
Qwest Communications
International, Gtd. Notes,
Ser. B	7.50	2/15/14	2,935,000	3,037,725
Qwest,
Bank Note, Ser. B	6.95	6/30/10	375,000 c	386,719
Qwest,
Bank Note, Ser. B	6.95	6/30/10	676,000 c	697,125
Qwest,
Sr. Notes	7.88	9/1/11	440,000	469,700
Qwest,
Sr. Notes	8.60	6/15/13	710,000 c	777,450
US Unwired,
Gtd. Notes, Ser. B	10.00	6/15/12	2,149,000 b	2,347,338
Wind Acquisition Finance,
Scd. Bonds	10.75	12/1/15	500,000 a	575,000
Windstream,
Gtd. Notes	8.13	8/1/13	5,425,000	5,899,687
Windstream,
Gtd. Notes	8.63	8/1/16	1,660,000	1,823,925
				31,226,614
Textiles & Apparel--1.3%
Invista,
Notes	9.25	5/1/12	3,710,000 a	3,969,700
Levi Strauss & Co.,
Sr. Notes	12.25	12/15/12	353,000	389,183
				4,358,883
Transportation--.2%
Kansas City Southern of Mexico,
Sr. Notes	7.63	12/1/13	825,000 a	836,344
Wire & Cable Products--.1%
Belden CDT,
Sr. Sub. Notes	7.00	3/15/17	500,000 a	512,511
Total Bonds and Notes

(cost $311,493,614)		317,100,204

Preferred Stocks--1.9%	Shares	Value ($)

Banks--1.0%
Sovereign Capital Trust IV,
Conv., Cum. $2.1875	71,900	3,577,025
Media--.9%
ION Media Networks,
Conv., $975	328 a	1,346,165
Spanish Broadcasting System,
Ser. B, Cum. $107.505	1,482	1,626,511
		2,972,676
Total Preferred Stocks
(cost $8,088,610)		6,549,701

Common Stocks--1.5%	Shares	Value ($)

Aerospace & Defense--.1%
GenCorp	23,000 b,g	318,320
Building & Construction--.3%
Owens Corning	39,076 g	1,244,961
Cable & Media--.3%
Time Warner Cable, Cl. A	28,512 g	1,068,336
Chemicals--.1%
Huntsman	10,294	196,512
Energy--.2%
Newfield Exploration	12,477 g	520,416
Health Care--.1%
Psychiatric Solutions	8,800 g	354,728
Hotels, Restaurants & Leisure--.1%
FelCor Lodging Trust	14,380	373,449
Media--.0%
Adelphia Recovery Trust	1,882,279 g	131,760
Oil & Gas--.3%
Williams Cos.	35,807	1,019,067
Total Common Stocks
(cost $5,047,468)		5,227,549

Other Investment--2.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,223,000)	8,223,000 [h]	8,223,000
Investment of Cash Collateral for
Securities Loaned--14.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $50,924,746)	50,924,746 [h]	50,924,746
Total Investments (cost $383,777,438)	113.1%	388,025,200
Liabilities, Less Cash and Receivables	(13.1%)	(44,951,948)
Net Assets	100.0%	343,073,252
a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $64,501,222 or 18.8% of net assets.
b All or a portion of these securities are on loan. At March 31, 2007, the total market value of the fund's securities on loan is $47,610,274 and the total market value of the collateral held by the fund is $50,924,746.
c Variable rate security--interest rate subject to periodic change.
d Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real EUR--Euro
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f Non-income producing--security in default.
g Non-income producing security.
h Investment in affiliated money market mutual fund.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Managed Income Fund
March 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--132.6%	Rate (%)	Date	Amount ($)	Value ($

Advertising--.1%
Lamar Media,
Gtd. Notes	7.25	1/1/13	30,000	30,525
Aerospace & Defense--.1%
L-3 Communications,
Bonds	3.00	8/1/35	45,000	48,263
Agricultural--.2%
Philip Morris,
Debs.	7.75	1/15/27	105,000	125,839
Asset-Backed Ctfs./Auto Receivables--1.4%
BMW Vehicle Owner Trust,
Ser. 2004-A, Cl. A4	3.32	2/25/09	114,225	113,501
Daimler Chrysler Auto Trust,
Ser. 2004-A, Cl. CTFS	2.85	8/8/10	110,000	108,922
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	50,000	49,683
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	125,000	124,354
Hyundai Auto Receivables Trust,
Ser. 2006-A, Cl. A2	5.13	2/16/09	50,022	50,034
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	50,000	50,182
WFS Financial Owner Trust,
Ser. 2004-4, Cl. B	3.13	5/17/12	75,814	74,532
WFS Financial Owner Trust,
Ser. 2004-3, Cl. B	3.51	2/17/12	70,123	69,254
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	170,000	168,798
Whole Auto Loan Trust,
Ser. 2004-1, Cl. D	5.60	3/15/11	3,540 a	3,540
				812,800
Asset-Backed Ctfs./Credit Cards--4.8%
American Express Credit Account
Master Trust, Ser. 2004-5,
Cl. B	5.57	4/16/12	95,000 b	95,129
BA Credit Card Trust,
Ser. 2007-B1, Cl. B1	5.40	6/15/12	1,405,000 b	1,403,134
Bank of America Credit Card Trust,
Ser. 2006-B3, Cl. B3	5.40	1/17/12	280,000 b	280,426
Chase Issuance Trust,
Ser. 2005-B1, Cl. B1	5.46	12/15/10	460,000 b	460,664
Chase Issuance Trust,
Ser. 2006-B1, Cl. B1	5.47	4/15/13	320,000 b	320,763
Citibank Credit Card Issuance
Trust, Ser. 2003-A9, Cl. A9	5.44	11/22/10	140,000 b	140,306
				2,700,422
Asset-Backed Ctfs./Home Equity Loans--7.7%
Asset-Backed Funding Ctfs.,
Ser. 2005-WMC1, Cl. M2	5.77	6/25/35	255,000 b	254,653
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A1	5.96	7/25/36	152,325 b	152,314
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	140,000 b	136,823
Countrywide Asset-Backed

Certificates, Ser. 2006-1,
Cl. AF1	5.45	7/25/36	76,783 b	76,834
Countrywide Asset-Backed
Certificates, Ser. 2004-3,
Cl. M3	6.19	5/25/34	125,000 b	125,512
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	160,000 b	160,768
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB4,
Cl. AV1	5.42	8/25/35	19,509 b	19,520
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB1,
Cl. AF1	5.46	1/25/36	94,832 b	94,472
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF5	5.65	12/25/35	235,000 b	234,236
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	41,620 b	41,500
Home Equity Asset Trust,
Ser. 2005-8, Cl. M4	5.90	2/25/36	125,000 b	124,420
Home Equity Mortgage Trust,
Ser. 2006-5, Cl. A1	5.50	1/25/37	103,641 b	103,975
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. AF1A	5.40	11/25/36	133,278 b	133,351
Morgan Stanley ABS Capital I,
Ser. 2006-HE3, Cl. A2A	5.36	4/25/36	23,980 b	23,995
Morgan Stanley ABS Capital I,
Ser. 2005-WMC6, Cl. A2A	5.43	7/25/35	20,684 b	20,699
Morgan Stanley Home Equity Loans,
Ser. 2006-3, Cl. A1	5.37	4/25/36	88,977 b	89,033
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	75,000 b	75,562
Nationstar Home Equity Loan Trust,
Ser. 2007-A, Cl. AV2	5.42	3/25/37	400,000 b	400,036
Option One Mortgage Loan Trust,
Ser. 2005-4, Cl. M1	5.76	11/25/35	255,000 b	254,612
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	165,001 b	164,285
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	145,000 b	145,096
Renaissance Home Equity Loan
Trust, Ser. 2006-4, Cl. AV1	5.39	1/25/37	95,958 b	96,003
Renaissance Home Equity Loan
Trust, Ser. 2006-1, Cl. AF2	5.53	5/25/36	225,000 b	224,302
Renaissance Home Equity Loan
Trust, Ser. 2006-3, Cl. AF2	5.58	11/25/36	250,000 b	250,165
Renaissance Home Equity Loan
Trust, Ser. 2006-3, Cl. AF1	5.92	11/25/36	192,733 b	192,468
Renaissance Home Equity Loan
Trust, Ser. 2006-2, Cl. AF1	6.00	8/25/36	150,975 b	150,711
Renaissance Home Equity Loan
Trust, Ser. 2005-2, Cl. M9	6.64	8/25/35	130,000 b	108,777
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AI6	4.55	12/25/34	145,000	139,369
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M1	5.75	9/25/35	145,000 b	145,002

Residential Asset Securities,
Ser. 2005-EMX3, Cl. M2	5.77	9/25/35	160,000 b	159,815
Residential Asset Securities,
Ser. 2001-KS3, Cl. MII1	6.15	9/25/31	74,921 b	74,982
				4,373,290
Asset-Backed Ctfs./Manufactured Housing--.6%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	64,824	67,134
Origen Manufactured Housing,
Ser. 2004-B, Cl. A2	3.79	12/15/17	52,747	51,826
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	115,000	114,942
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000	83,041
				316,943
Automobile Manufacturers--1.4%
Daimler Chrysler,
Gtd. Notes	5.69	3/13/09	320,000 b	320,733
DaimlerChrysler N.A. Holding,
Notes	4.88	6/15/10	65,000	64,387
DaimlerChrysler N.A. Holding,
Gtd. Notes	5.77	3/13/09	135,000 b	135,485
DaimlerChrysler N.A. Holding,
Gtd. Notes, Ser. E	5.89	10/31/08	250,000 b	251,402
				772,007
Automotive, Trucks & Parts--.1%
Goodyear Tire & Rubber,
Sr. Notes	9.14	12/1/09	30,000 a,b	30,263
Banks--7.0%
Capital One Financial,
Sr. Unsub. Notes	5.62	9/10/09	540,000 b	541,698
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	145,000	152,975
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	200,000 a,b	193,460
Colonial Bank N.A./Montgomery, AL,
Sub. Notes	6.38	12/1/15	250,000	259,957
Glitnir Banki,
Unscd. Bonds	7.45	9/14/49	250,000 a,b	268,851
Greater Bay Bancorp,
Sr. Notes, Ser. B	5.25	3/31/08	100,000	99,815
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	235,000 a,b	228,979
Islandsbanki,
Notes	5.52	10/15/08	65,000 a,b	64,937
Landsbanki Islands,
Sr. Notes	6.06	8/25/09	250,000 a,b	253,384
National Westminster Bank/United
Kingdom, Sub. Notes	7.38	10/1/09	320,000	336,142
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	180,000	187,225
Popular North America,
Notes	5.69	12/12/07	125,000 b	125,301
Sovereign Bancorp,
Sr. Unscd. Notes	5.58	3/23/10	250,000 b	250,079
Sovereign Bancorp,
Sr. Notes	5.64	3/1/09	195,000 b	195,636
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	35,000 b	35,526
USB Capital IX,

Gtd. Notes	6.19	4/15/49	500,000 b,c	513,127
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	165,000	179,563
Zions Bancorporation,
Sr. Unscd. Notes	5.48	4/15/08	105,000 b	105,128
				3,991,783
Building & Construction--1.0%
American Standard,
Gtd. Notes	7.38	2/1/08	145,000	146,875
Centex,
Notes	4.75	1/15/08	65,000	64,672
D.R. Horton,
Gtd. Notes	5.88	7/1/13	120,000	117,391
D.R. Horton,
Unsub. Notes	6.00	4/15/11	15,000	14,939
Masco,
Sr. Unscd. Notes	5.66	3/12/10	140,000 b	140,092
Owens Corning,
Sr. Unscd. Notes	6.50	12/1/16	85,000 a	86,974
				570,943
Chemicals--1.0%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	50,000	52,875
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	300,000	295,683
Lubrizol,
Debs.	6.50	10/1/34	70,000	70,044
RPM International,
Sr. Notes	4.45	10/15/09	125,000	122,496
				541,098
Commercial & Professional Services--.3%
ERAC USA Finance,
Notes	5.61	4/30/09	70,000 a,b	70,203
ERAC USA Finance,
Notes	7.95	12/15/09	100,000 a	106,869
				177,072
Commercial Mortgage Pass-Through Ctfs.--4.6%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	5.60	1/25/37	199,389 a,b	199,389
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	5.72	11/25/35	161,577 a,b	162,183
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	5.97	1/25/36	90,528 a,b	91,052
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B1	6.42	11/25/35	85,040 a,b	85,244
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	8.32	11/25/35	85,040 a,b	86,381
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	295,000	288,018
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18,
Cl. A2	4.56	2/13/42	125,000 b	123,357
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	120,000	117,488
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	130,000 a	135,392
Chase Commercial Mortgage
Securities, Ser. 1997-2, Cl. C	6.60	12/19/29	40,000	40,170

Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1		5.51	5/15/23	20,000 a,b	20,017
Crown Castle Towers,
Ser. 2005-1A, Cl. D		5.61	6/15/35	115,000 a	114,624
Crown Castle Towers,
Ser. 2006-1A, Cl. D		5.77	11/15/36	75,000 a	74,299
DLJ Commercial Mortgage,
Ser. 1998-CF2, Cl. A1B		6.24	11/12/31	117,657	118,962
Global Signal Trust,
Ser. 2006-1, Cl. D		6.05	2/15/36	160,000 a	160,192
Global Signal Trust,
Ser. 2006-1, Cl. E		6.50	2/15/36	35,000 a	35,017
Mach One Trust Commercial
Mortgage-Backed, Ser. 2004-1A,
Cl. A1		3.89	5/28/40	53,496 a	52,542
Morgan Stanley Capital I,
Ser. 1999-RM1, Cl. A2		6.71	12/15/31	128,893	131,141
Morgan Stanley Capital I,
Ser. 1999-CAM1, Cl. A4		7.02	3/15/32	38,241	39,058
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A3		6.54	2/15/31	115,066	117,950
SBA CMBS Trust,
Ser. 2006-1A, Cl. D		5.85	11/15/36	70,000 a	69,570
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A		3.83	1/25/35	367,141 a	356,794
					2,618,840
Diversified Financial Services--10.1%
Ameriprise Financial,
Jr. Sub. Notes		7.52	6/1/66	235,000 b	254,066
Bear Stearns,
Notes		5.45	2/23/10	395,000 b	395,182
CIT Group,
Sr. Notes		5.51	8/15/08	185,000 b	185,347
Countrywide Financial,
Gtd. Notes		5.50	1/5/09	260,000 b	259,673
FCE Bank,
Notes	EUR	4.91	9/30/09	100,000 b,d	130,487
Ford Motor Credit,
Notes		5.63	10/1/08	235,000	230,361
Ford Motor Credit,
Unscd. Notes		6.18	9/28/07	130,000 b	130,012
Ford Motor Credit,
Sr. Unsub. Notes		7.20	6/15/07	121,000	121,024
Fuji JGB Investment,
Sub. Bonds		9.87	12/29/49	100,000 a,b	105,280
Glencore Funding,
Gtd. Notes		6.00	4/15/14	140,000 a	138,963
HSBC Finance,
Sr. Notes		5.70	9/14/12	280,000 b	281,585
International Lease Finance,
Sr. Unscd. Notes		5.58	5/24/10	125,000 b	125,629
Jefferies Group,
Sr. Notes, Ser. B		7.50	8/15/07	70,000	70,337
Jefferies Group,
Sr. Unscd. Notes		7.75	3/15/12	55,000	60,134
John Deere Capital,
Notes		5.40	9/1/09	80,000 b	80,047

Kaupthing Bank,
Sr. Notes	6.06	1/15/10	235,000 a,b	237,620
Kaupthing Bank,
Sub. Notes	7.13	5/19/16	365,000 a	395,498
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	115,000	116,150
MBNA Capital,
Gtd. Cap. Secs., Ser. A	8.28	12/1/26	80,000	83,764
Merrill Lynch,
Notes, Ser. C	5.58	2/5/10	80,000 b	80,274
NIPSCO Capital Markets,
Notes	7.86	3/27/17	75,000	83,192
Pemex Finance,
Bonds	9.69	8/15/09	150,000	158,240
Residential Capital,
Gtd. Notes	6.38	6/30/10	125,000	125,057
Residential Capital,
Gtd. Notes	6.66	11/21/08	175,000 b	175,363
Residential Capital,
Gtd. Notes	7.19	4/17/09	240,000 a,b,c	238,039
SB Treasury,
Bonds	9.40	12/29/49	280,000 a,b	293,093
SLM,
Notes, Ser. A	5.50	7/27/09	375,000 b	375,270
SLM,
Notes	5.52	7/26/10	130,000 b	129,987
St. George Funding,
Bonds	8.49	12/29/49	410,000 a,b	428,940
Tokai Preferred Capital,
Bonds	9.98	12/29/49	220,000 a,b	231,767
				5,720,381
Diversified Metals & Mining--.5%
Falconbridge,
Bonds	5.38	6/1/15	25,000	24,835
Noranda,
Notes	6.00	10/15/15	150,000	155,307
Reliance Steel & Aluminum,
Gtd. Notes	6.20	11/15/16	130,000 a	130,878
				311,020
Electric Utilities--4.4%
AES,
Sr. Notes	9.38	9/15/10	20,000	21,850
Cogentrix Energy,
Gtd. Notes	8.75	10/15/08	125,000 a	131,910
Consumers Energy,
First Mortgage Bonds, Ser. F	4.00	5/15/10	155,000	149,670
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	115,000	114,998
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. B	5.54	11/14/08	140,000 b	140,161
Dominion Resources/VA,
Sr. Notes, Ser. D	5.65	9/28/07	255,000 b	255,132
FirstEnergy,
Unsub. Notes, Ser. B	6.45	11/15/11	235,000	246,563
FPL Energy National Wind,
Scd. Bonds	5.61	3/10/24	89,409 a	88,497
FPL Group Capital,
Gtd. Debs., Ser. B	5.55	2/16/08	200,000	200,250
IPALCO Enterprises,
Scd. Notes	8.63	11/14/11	75,000 b	81,281

National Grid,
Sr. Unscd. Notes		6.30	8/1/16	100,000	104,615
Niagara Mohawk Power,
Sr. Notes, Ser. G		7.75	10/1/08	35,000	36,243
NiSource Finance,
Gtd. Notes		5.93	11/23/09	275,000 b	275,475
TXU Electric Delivery,
Bonds		5.73	9/16/08	460,000 a,b	460,121
TXU,
Sr. Notes, Ser. O		4.80	11/15/09	145,000	143,159
TXU,
Unscd. Notes, Ser. C		6.38	1/1/08	65,000	65,514
					2,515,439
Environmental Control--.6%
Allied Waste North America,
Scd. Notes, Ser. B		5.75	2/15/11	45,000	44,100
Allied Waste North America,
Scd. Notes		6.38	4/15/11	50,000	50,125
Oakmont Asset Trust,
Notes		4.51	12/22/08	130,000 a	127,563
USA Waste Services,
Sr. Unscd. Notes		7.00	7/15/28	75,000	80,045
Waste Management,
Gtd. Notes		7.38	5/15/29	30,000	33,073
					334,906
Food & Beverages--.7%
H.J. Heinz,
Notes		6.43	12/1/20	150,000 a	152,651
Safeway,
Sr. Unscd. Notes		4.13	11/1/08	85,000	83,626
Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	100,000	103,500
Tyson Foods,
Sr. Unscd. Notes		6.85	4/1/16	80,000 b	83,385
					423,162
Foreign/Governmental--3.8%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.17	6/16/08	220,000 b	218,130
Federal Republic of Brazil,
Unscd. Bonds	BRL	12.50	1/5/16	1,005,000 c,d	558,928
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	2,600,000 d	249,857
Republic of Argentina,
Bonds		5.48	8/3/12	770,000 b	552,668
Republic of El Salvador,
Unscd. Notes		8.50	7/25/11	60,000 a	66,600
Russian Federation,
Unsub. Bonds		8.25	3/31/10	497,786 a	522,675
					2,168,858
Health Care--1.1%
Baxter International,
Sr. Unscd. Notes		5.20	2/16/08	140,000	139,918
HCA,
Sr. Unscd. Notes		7.88	2/1/11	115,000	117,446
HCA,
Sr. Unscd. Notes		8.75	9/1/10	80,000	84,100
Medco Health Solutions,
Sr. Unscd. Notes		7.25	8/15/13	60,000	64,974
Tenet Healthcare,

Sr. Notes	6.38	12/1/11	125,000	117,500
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000	82,254
				606,192
Lodging & Entertainment--.6%
Cinemark,
Sr. Discount Notes	9.75	3/15/14	15,000 e	13,800
Harrah's Operating,
Gtd. Notes	7.13	6/1/07	65,000	65,248
MGM Mirage,
Gtd. Notes	8.50	9/15/10	155,000	166,431
Mohegan Tribal Gaming Authority,
Sr. Unscd. Notes	6.13	2/15/13	20,000	19,800
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	70,000	69,825
				335,104
Machinery--.3%
Case New Holland,
Gtd. Notes	7.13	3/1/14	65,000	67,925
Terex,
Gtd. Notes	7.38	1/15/14	115,000	119,025
				186,950
Manufacturing--.1%
Tyco International Group,
Gtd. Notes	6.88	1/15/29	60,000	71,032
Media--1.6%
Comcast,
Gtd. Notes	5.66	7/14/09	450,000 b	450,906
Cox Communications,
Notes	7.13	10/1/12	60,000	64,759
Time Warner,
Gtd. Notes	5.59	11/13/09	290,000 b	290,661
Viacom,
Gtd. Notes	5.63	5/1/07	105,000	105,013
				911,339
Oil & Gas--3.7%
Anadarko Petroleum,
Sr. Unscd. Notes	5.75	9/15/09	534,000 b	535,500
ANR Pipeline,
Sr. Notes	7.00	6/1/25	50,000	55,313
BJ Services,
Sr. Unscd. Notes	5.53	6/1/08	500,000 b	500,502
El Paso Natural Gas,
Sr. Unscd. Notes, Ser. A	7.63	8/1/10	130,000	136,315
Enterprise Products Operating,
Gtd. Notes, Ser. B	4.00	10/15/07	405,000	402,100
Marathon Oil,
Notes	5.38	6/1/07	175,000	174,970
Northwest Pipeline,
Sr. Unscd. Notes	6.63	12/1/07	210,000	211,575
Sempra Energy,
Sr. Notes	4.62	5/17/07	80,000	79,913
				2,096,188
Packaging & Containers--.4%
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	75,000	77,531
Crown Americas/Capital,
Gtd. Notes	7.75	11/15/15	50,000	52,250
Sealed Air,
Bonds	6.88	7/15/33	120,000 a	119,983

				249,764
Paper & Forest Products--.7%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	175,000 a	176,750
Sappi Papier Holding,
Gtd. Notes	6.75	6/15/12	105,000 a	106,014
Temple-Inland,
Gtd. Notes	6.63	1/15/18	105,000	110,595
				393,359
Property & Casualty Insurance--2.3%
Allmerica Financial,
Debs.	7.63	10/15/25	75,000	80,921
Assurant,
Sr. Notes	6.75	2/15/34	55,000	59,268
Chubb,
Sr. Unscd. Notes	5.47	8/16/08	250,000	250,949
Hartford Financial Services Group,
Sr. Notes	5.66	11/16/08	250,000	251,426
Leucadia National,
Sr. Notes	7.13	3/15/17	355,000 a	354,556
Lincoln National,
Sr. Unscd. Notes	5.42	3/12/10	240,000 b	240,221
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	70,000	70,469
				1,307,810
Real Estate Investment Trusts--4.7%
Archstone-Smith Operating Trust,
Notes	3.00	6/15/08	85,000	82,544
Archstone-Smith Operating Trust,
Notes	5.00	8/15/07	75,000	74,912
Boston Properties,
Sr. Notes	5.63	4/15/15	85,000	86,345
Commercial Net Lease Realty,
Sr. Unscd. Notes	6.15	12/15/15	100,000	102,028
Duke Realty,
Notes	3.50	11/1/07	70,000	69,222
Duke-Weeks Realty,
Sr. Notes	6.95	3/15/11	170,000	180,368
ERP Operating,
Notes	4.75	6/15/09	55,000	54,367
ERP Operating,
Notes	5.13	3/15/16	75,000	73,274
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	50,000	49,870
Federal Realty Investment Trust,
Notes	6.00	7/15/12	55,000	56,552
Healthcare Realty Trust,
Unscd. Notes	8.13	5/1/11	225,000	245,297
Host Hotels & Resorts,
Gtd. Notes	6.88	11/1/14	20,000	20,400
HRPT Properties Trust,
Sr. Unscd. Notes	5.95	3/16/11	250,000 b	250,275
Istar Financial,
Sr. Unscd. Notes	5.69	3/9/10	300,000 b	300,366
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	130,000	128,938
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	75,000	72,630
Mack-Cali Realty,
Notes	5.25	1/15/12	55,000	54,563

Regency Centers,
Gtd. Notes	5.25	8/1/15	125,000	121,878
Simon Property Group,
Notes	4.60	6/15/10	105,000	103,295
Simon Property Group,
Notes	4.88	8/15/10	75,000	74,332
Socgen Real Estate,
Bonds	7.64	12/29/49	470,000 a,b	475,345
				2,676,801
Residential Mortgage Pass-Through Ctfs.--5.4%
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	79,691 a,b	79,652
Banc of America Mortgage
Securities, Ser. 2004-F,
Cl. 2A7	4.15	7/25/34	290,604 b	285,200
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	63,736 b	63,695
ChaseFlex Trust,
Ser. 2006-2, Cl. A5	5.99	9/25/36	120,000 b	121,460
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	40,130 b	39,863
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. A1A	5.44	9/25/37	100,000 b	100,000
CSAB Mortgage Backed Trust,
Ser. 2006-3, Cl. A1A	6.00	11/25/36	94,186 b	93,983
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	6.07	2/25/36	128,759 b	128,195
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	6.82	2/25/36	95,377 b	91,249
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.67	5/25/36	68,183 b	68,360
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25 Cl. 4A2	6.18	9/25/36	107,479 b	108,854
J.P. Morgan Alternative Loan
Trust, Ser. 2006-S4, Cl. A6	5.71	12/25/36	105,000 b	106,201
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.49	2/25/35	69,259 b	67,690
New Century Alternative Mortgage
Loan Trust, Ser. 2006-ALT2,
Cl. AF6A	5.89	10/25/36	70,000 b	70,550
Nomura Asset Acceptance,
Ser. 2005-AP1, Cl. 2A5	4.86	2/25/35	200,000 b	195,984
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	150,000 b	147,014
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	115,000 b	113,393
Soundview Home Equity Loan Trust,
Ser. 2007-NS1, Cl. A1	5.44	1/25/37	82,969 b	83,013
Structured Asset Mortgage
Investments, Ser. 1998-2, Cl. B	5.94	4/30/30	1,814 b	1,808
Washington Mutual,
Ser. 2004-AR7, Cl. A6	3.94	7/25/34	135,000 b	131,984
Washington Mutual,
Ser. 2003-AR10, Cl. A6	4.06	10/25/33	203,000 b	200,072
Washington Mutual,
Ser. 2004-AR9, Cl. A7	4.15	8/25/34	165,000 b	161,631
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR1, Cl. 1A1	4.54	2/25/35	451,311 b	445,436

Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9		5.75	2/25/33	150,000	149,338
					3,054,625
Retail--.4%
CVS,
Sr. Unscd. Notes		5.75	8/15/11	45,000	45,873
Home Depot,
Sr. Unscd. Notes		5.48	12/16/09	85,000 b	85,158
May Department Stores,
Unscd. Notes		3.95	7/15/07	45,000	44,774
May Department Stores,
Unscd. Notes		4.80	7/15/09	45,000	44,574
					220,379
State/Territory Gen Oblg--1.7%
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds		6.00	6/1/28	75,000	75,376
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds		7.31	6/1/34	410,000	429,586
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds		7.43	6/1/34	100,000 b	99,834
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds		6.00	6/1/27	170,000	167,540
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds		6.50	6/1/23	170,000	169,475
					941,811
Technology--.2%
Hewlett-Packard,
Sr. Unscd. Notes		5.49	5/22/09	100,000 b	100,144
Telecommunications--4.0%
America Movil,
Gtd. Notes		5.45	6/27/08	45,000 a,b	45,056
AT & T,
Sr. Notes		5.45	5/15/08	125,000 b	125,124
AT & T,
Notes		5.46	2/5/10	245,000 b,c	245,346
France Telecom,
Unsub. Notes		7.75	3/1/11	110,000 b	119,944
Intelsat,
Sr. Unscd. Notes		5.25	11/1/08	150,000	148,312
KPN,
Sr. Unsub. Bonds		8.38	10/1/30	110,000	124,870
Nextel Communications,
Gtd. Notes, Ser. F		5.95	3/15/14	95,000	93,593
Nextel Partners,
Gtd. Notes		8.13	7/1/11	150,000	156,689
Nordic Telephone Holdings,
Scd. Notes	EUR	8.25	5/1/16	50,000 d	72,952
PanAmSat,
Gtd. Notes		9.00	6/15/16	100,000 a	110,625
Qwest,
Sr. Notes		7.88	9/1/11	65,000	69,387
Qwest,
Sr. Notes		8.60	6/15/13	100,000 b	109,500
Sprint Capital,

Gtd. Notes	8.75	3/15/32	95,000	112,367
Telefonica Emisiones,
Gtd. Notes	5.65	6/19/09	240,000 b	240,956
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	250,000	256,507
U.S. West Communications,
Notes	5.63	11/15/08	70,000	70,350
Windstream,
Gtd. Notes	8.13	8/1/13	140,000	152,250
				2,253,828
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	95,000	96,403
Transportation--.2%
Ryder System,
Notes	3.50	3/15/09	130,000	125,430
U.S. Government Agencies/Mortgage-Backed--28.1%
Federal Home Loan Mortgage Corp:
4.00%, 10/1/09			82,047	80,538
4.50%, 10/1/09			77,475	76,766
5.00%, 10/1/18			450,956	446,010
5.50%, 4/15/14			275,000	275,600
6.00%, 7/1/17 - 4/1/33			215,191	218,419
Federal National Mortgage Association:
5.00%			275,000 f	271,219
5.50%			2,600,000 f	2,573,168
6.00%			6,045,000 f	6,110,043
3.53%, 7/1/10			280,049	267,640
4.06%, 6/1/13			100,000	94,522
5.00%, 7/1/11 - 4/1/19			494,468	490,200
5.50%, 12/1/24 - 1/1/34			1,251,797	1,243,642
6.00%, 2/1/33 - 6/1/33			236,432	239,478
6.50%, 12/1/31 - 9/1/32			183,395	188,675
7.00%, 5/1/32 - 7/1/32			47,596	49,614
Grantor Trust,
Ser. 2001-T6, Cl. B, 6.09%,
5/25/11			275,000	286,762
Government National Mortgage Association I:
6.50%, 9/15/32			72,609	74,659
8.00%, 2/15/30 - 5/15/30			5,405	5,738
Ser. 2004-43, Cl. A, 2.82%,
12/16/19			332,241	320,622
Ser. 2003-88, Cl. AC,
2.91%, 6/16/18			213,715	207,605
Ser. 2004-23, Cl. B, 2.95%,
3/16/19			134,081	129,267
Ser. 2004-57, Cl. A, 3.02%,
1/16/19			160,349	155,339
Ser. 2004-97, Cl. AB,
3.08%, 4/16/22			192,016	186,152
Ser. 2003-64, Cl. A, 3.09%,
4/16/24			13,849	13,668
Ser. 2004-9, Cl. A, 3.36%,
8/16/22			84,279	81,657
Ser. 2004-25, Cl. AC,
3.38%, 1/16/23			271,295	263,410
Ser. 2004-77, Cl. A, 3.40%,
3/16/20			157,588	153,556
Ser. 2003-96, Cl. B, 3.61%,
8/16/18			92,323	90,824

Ser. 2004-67, Cl. A, 3.65%,
9/16/17	139,853	136,943
Ser. 2004-108, Cl. A,
4.00%, 5/16/27	116,615	113,831
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	119,482	116,893
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	113,043	110,775
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	160,785	157,021
Ser. 2005-9, Cl. A, 4.03%,
5/16/22	92,124	90,440
Ser. 2005-12, Cl. A, 4.04%,
5/16/21	62,335	61,186
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	137,943	135,535
Ser. 2005-14, Cl. A, 4.13%,
2/16/27	112,130	110,319
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	166,753	164,003
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	150,000	147,810
Federal National Mortgage Association,
Grantor Trust,
Ser. 2001-T11, Cl. B,
5.50%, 9/25/11	75,000	76,846
		16,016,395
U.S. Government Securities--26.5%
U.S. Treasury Bonds:
4.50%, 2/15/36	390,000 g	367,824
4.75%, 2/15/37	476,000 g	468,712
U.S. Treasury Notes:
4.25%, 1/15/11	2,800,000 c	2,773,204
4.50%, 3/31/12	7,455,000 g	7,444,809
4.63%, 2/15/17	4,000,000 g	3,993,128
		15,047,677
Total Bonds and Notes
(cost $75,367,688)		75,275,085

Preferred Stocks--.5%	Shares	Value ($)

Banks--.1%
Sovereign Capital Trust IV,
Conv., Cum. $2.1875	1,400	69,650
Diversified Financial Services--.3%
AES Trust VII,
Conv., Cum. $3.00	2,550	128,456
Financial--.1%
Ford Motor Capital Trust II,
Conv., Cum. $3.25	2,300	82,248
Total Preferred Stocks
(cost $280,151)		280,354
	Face Amount
	Covered by
Options--1.0%	Contracts ($)	Value ($)

Call Options--.9%
3-Month Floor USD Libor-BBA
Interest Rate, October 2009
@ 4	5,090,000	8,792
Dow Jones CDX.X07,
June 2007 @ 145	1,060,000	8,490

3-Month USD Libor-BBA, Swaption		3,480,000	157,101
3-Month USD Libor-BBA, Swaption		7,670,000	347,451
			521,834

Put Options--.1%
12-Month Euribor Interest Swap,
May 2007 @ 4.1785		855,000	5,325
3-Month Capped USD Libor-BBA
Interest Rate, June 2007 @
5.75		9,650,000	0
U.S. Treasury 10 Year Notes,
April 2007 @ 107		3,000,000	3,281
U.S. Treasury 5 Year Notes,
April 2007 @ 106		3,700,000	17,344
			25,950
Total Options
(cost $554,338)			547,784
		Principal
Short-Term Investments--2.0%		Amount ($)	Value ($)

Commerical Paper--1.0%
Cox Enterprises,
5.60%, 8/15/07		560,000 a,b	560,000
Corporate Notes--.5%
Egyptian Treasury Bills
8.29%, 6/26/07	EGP	1,621,800 d,h	279,627
U.S. Government Agencies--.4%
Federal National Mortgage
Association, 5.17%, 5/16/07		200,000	198,708
U.S. Treasury Bills--.1%
4.97%, 6/7/07		75,000 i	74,327
Total Short-Term Investments
(cost $1,112,230)			1,112,662

Other Investment--1.6%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $910,000)		910,000 [j]	910,000
Investment of Cash Collateral for
Securities Loaned--6.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $3,707,000)		3,707,000 [j]	3,707,000

Total Investments (cost $81,931,407)		144.2%	81,832,885
Liabilities, Less Cash and Receivables		(44.2%)	(25,092,954)
Net Assets		100.0%	56,739,931

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $8,728,232 or 15.4% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	All or a portion of these securities are on loan. At March 31, 2007, the total market value of the fund's securities on loan is $3,590,612 and the total market value of the collateral held by the fund is $3,707,000.
d	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
EGP-- Egyptian Pound
EUR--Euro

MXN--Mexican Peso
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Purchased on a forward commitment basis.
g	Purchased on a delayed delivery basis.
h	Credit Linked Notes.
i	All or partially held by a broker as collateral for open financial futures positions.
j	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
March 31, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2007 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	56	5,924,625	June 2007	(9,886)
Financial Futures Short
U.S. Treasury 2 Year Notes	24	(4,917,375)	June 2007	(12,750)
				(22,636)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 21, 2007

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940. (EX-99.CERT)